Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 6,156,839
Ending balance	5,734,106	$ 6,156,839
Depletion	(256,826)	(252,287)
Impairment	(165,912)
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,656,056
Ending balance	3,497,235	3,656,056
Depletion	(158,816)	(146,319)
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	366,463
Ending balance	344,043	366,463
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,706,060
Ending balance	2,605,257	2,706,060
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	117,547
Ending balance	110,406	117,547
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	208,195
Ending balance	194,367	208,195
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	236,432
Ending balance	229,994	236,432
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	21,359
Ending balance	13,168	21,359
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	4,681,816	4,222,030
Additions (Reductions)	(5)	459,786
Ending balance	4,681,811	4,681,816
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,059,876	3,059,876
Ending balance	3,059,876	3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	136,058	136,058
Ending balance	136,058	136,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429
Additions (Reductions)		220,429
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,357
Additions (Reductions)		239,357
Ending balance	239,352	239,357
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	402,232	402,232
Ending balance	402,232	402,232
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,025,760)	(879,441)
Ending balance	(1,184,576)	(1,025,760)
Depletion	(158,816)	(146,319)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(257,401)	(243,876)
Ending balance	(279,821)	(257,401)
Depletion	(22,420)	(13,525)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(353,816)	(251,144)
Ending balance	(454,619)	(353,816)
Depletion	(100,803)	(102,672)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(18,511)	(14,007)
Ending balance	(25,652)	(18,511)
Depletion	(7,141)	(4,504)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(12,234)
Ending balance	(26,062)	(12,234)
Depletion	(13,828)	(12,234)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,925)
Ending balance	(9,358)	(2,925)
Depletion	(6,433)	(2,925)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(380,873)	(370,414)
Ending balance	(389,064)	(380,873)
Depletion	(8,191)	(10,459)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,847,668
Ending balance	1,759,392	1,847,668
Depletion	(88,291)	(101,935)
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	388,722
Ending balance	374,702	388,722
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	710,077
Ending balance	668,810	710,077
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	246,231
Ending balance	228,187	246,231
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	502,638
Ending balance	487,693	502,638
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,010,956	3,201,085
Additions (Reductions)	15	202
Disposal		(190,331)
Ending balance	3,010,971	3,010,956
Silver interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance		190,331
Disposal		(190,331)
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,283,039	1,282,837
Additions (Reductions)	15	202
Ending balance	1,283,054	1,283,039
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,163,288)	(1,120,397)
Disposal		59,044
Ending balance	(1,251,579)	(1,163,288)
Depletion	(88,291)	(101,935)
Silver interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance		(55,469)
Disposal		59,044
Depletion		(3,575)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(135,904)	(121,376)
Ending balance	(149,924)	(135,904)
Depletion	(14,020)	(14,528)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(190,266)	(142,705)
Ending balance	(231,533)	(190,266)
Depletion	(41,267)	(47,561)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(56,717)	(41,145)
Ending balance	(74,761)	(56,717)
Depletion	(18,044)	(15,572)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(780,401)	(759,702)
Ending balance	(795,361)	(780,401)
Depletion	(14,960)	(20,699)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	259,693
Ending balance	249,969	259,693
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	259,693
Ending balance		259,693
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,726
Additions (Reductions)	(5)	263,726
Ending balance	263,721	263,726
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Additions (Reductions)	(5)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(4,033)
Ending balance	(13,752)	(4,033)
Depletion	(9,719)	(4,033)
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422
Ending balance	227,510	393,422
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422
Additions (Reductions)		393,422
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	(165,912)
Impairment	(165,912)
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletion	(256,826)	(252,287)
Impairment	(165,912)
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,349,920	7,423,115
Additions (Reductions)	5	1,117,136
Disposal		(190,331)
Ending balance	8,349,925	8,349,920
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,193,081)	(1,999,838)
Disposal		59,044
Ending balance	(2,615,819)	(2,193,081)
Depletion	(256,826)	$ (252,287)
Impairment	$ (165,912)